intangible assets and goodwill - Intangible assets with indefinite lives and goodwill - spectrum licences and impairment testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 22,308	$ 21,346
Goodwill, net	10,058	9,131
TELUS technology solutions
Intangible assets and goodwill
Intangible assets with indefinite lives	12,250	12,215
Goodwill, net	7,296	7,137
Digitally-led customer experiences - TELUS International
Intangible assets and goodwill
Goodwill, net	$ 2,762	$ 1,994
Spectrum licences
Intangible assets and goodwill
Renewal of spectrum license ( in years)	20 years